As filed with the Securities and Exchange Commission on November __, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22773

Brookfield Mortgage Opportunity Income Fund Inc.
 (Exact name of registrant as specified in charter)

Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Address of principal executive offices) (Zip code)

Brian F. Hurley, Brookfield Place, 250 Vesey Street, 15th Floor, New York, NY 10281-1023
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2015

Date of reporting period:  September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited)
September 30, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS - 82.6%
Non-Agency Mortgage-Backed Securities - 82.6%
1776 CLO Ltd.
Series 2006-1A, Class E 1,2,3,4	4.73%	05/08/20	$4,000	$3,970,000
ACE Securities Corporation Home Equity Loan Trust
Series 2006-OP1, Class A2D 1,5	0.40	04/25/36	6,740	4,773,167
Series 2005-ASP1, Class M1 1,5	0.84	09/25/35	12,106	9,737,715
Alternative Loan Trust
Series 2007-OA3, Class 1A1 1,5	0.30	04/25/47	12,015	10,089,546
Series 2006-OA21, Class A1 1,5,6	0.34	03/20/47	8,384	6,658,976
Series 2006-OA17, Class 1A1A 1,5,6	0.35	12/20/46	6,073	4,689,594
Series 2006-OA1, Class 2A1 1,5,6	0.36	03/20/46	5,927	4,660,375
Series 2006-OA2, Class A1 1,5,6	0.36	05/20/46	6,546	4,883,263
Series 2007-HY6, Class A1 1,5,6	0.37	08/25/47	8,500	6,957,657
Series 2005-50CB, Class 1A1	5.50	11/25/35	4,945	4,732,028
Series 2007-15CB, Class A5	5.75	07/25/37	2,642	2,461,435
Series 2006-45T1, Class 2A5 6	6.00	02/25/37	5,603	4,768,253
Series 2006-29T1, Class 2A6	6.50	10/25/36	5,862	5,403,819
Series 2006-23CB, Class 2A7 1,7	27.78	08/25/36	2,814	4,340,891
Asset-Backed Securities Corporation Home Equity Loan Trust
Series 2007-HE1, Class A4 1,5	0.30	12/25/36	5,975	4,768,612
BCAP LLC Trust
Series 2010-RR6, Class 1910 1,2,3,5	0.48	11/26/35	8,440	5,687,986
Series 2010-RR5, Class 5A10 1,2,3,5	0.49	11/26/35	6,733	4,520,610
Series 2012-RR4, Class 5A6 1,2,3	2.38	05/26/36	4,042	2,852,196
Series 2009-RR11, Class 3A2 1,2,3	4.72	01/26/36	4,015	3,643,301
Series 2013-RR2, Class 3A2 1,2,3	6.98	03/26/36	7,350	7,350,000
CHL Mortgage Pass-Through Trust
Series 2006-OA5, Class 2A1 1,5,6	0.36	04/25/46	9,024	7,324,704
Series 2006-HYB5, Class 3A1A 1	2.55	09/20/36	1,474	1,250,429
Series 2006-HYB5, Class 3A1B 1	2.55	09/20/36	6,786	5,755,416
Citigroup Mortgage Loan Trust
Series 2007-AR5, Class 1A2A 1,6	2.70	04/25/37	4,371	3,921,363
Series 2009-6, Class 19A2 2,3	6.00	03/25/36	4,992	3,447,248
Credit Suisse Mortgage Trust
Series 2011-10R, Class 3A2 1,2,3	2.62	09/27/36	5,308	4,241,298
Series 2010-19R, Class 5A4 2,3	3.25	08/27/36	11,120	10,552,581
DSLA Mortgage Loan Trust
Series 2007-AR1, Class 2A1A 1,5,6	0.30	04/19/47	1,014	844,077
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A6 1	0.81	11/25/35	5,313	3,980,347
Series 2005-FA9, Class A1 1	0.86	12/25/35	4,896	3,734,664
GSAMP Trust
Series 2006-NC2, Class A2C 1,5	0.31	06/25/36	989	607,028
Series 2006-HE8, Class A2C 1,5	0.33	01/25/37	9,417	7,526,104
Series 2007-HE2, Class A2B 1,5	0.37	03/25/47	3,682	3,117,814
GSR Mortgage Loan Trust
Series 2007-AR1, Class 2A1 1	2.63	03/25/47	4,889	4,281,509
Home Equity Asset Trust
Series 2006-7, Class 2A3 1,5	0.31	01/25/37	10,084	7,056,481
IndyMac INDA Mortgage Loan Trust
Series 2007-AR3, Class 1A1 1,6	2.78	07/25/37	4,407	3,990,979
Series 2007-AR1, Class 1A1 1,6	2.82	03/25/37	4,219	3,895,253
IndyMac INDX Mortgage Loan Trust
Series 2006-AR6, Class 2A1A 1,5,6	0.36	06/25/47	6,973	5,386,216
IXIS Real Estate Capital Trust
Series 2007-HE1, Class A1 1,5	0.22	05/25/37	2,456	1,185,513

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
RESIDENTIAL MORTGAGE RELATED HOLDINGS (continued)
Series 2007-HE1, Class A2 1,5	0.27%	05/25/37	$5,465	$2,657,015
Series 2006-HE2, Class A3 1,5	0.32	08/25/36	8,666	4,084,575
Series 2007-HE1, Class A3 1,5	0.32	05/25/37	1,685	823,410
Series 2007-HE1, Class A4 1,5	0.39	05/25/37	3,195	1,577,099
Series 2006-HE1, Class A4 1,5	0.46	03/25/36	772	496,686
JP Morgan Alternative Loan Trust
Series 2007-A1, Class 2A1 1	2.54	03/25/37	5,743	4,513,117
JP Morgan Mortgage Acquisition Corp.
Series 2006-WMC1, Class A4 1,5	0.34	03/25/36	2,464	2,118,326
JP Morgan Resecuritization Trust
Series 2012-2, Class 1A8 1,2,3	2.45	03/26/37	5,883	4,905,565
Master Asset Backed Securities Trust
Series 2006-NC3, Class A3 1,5	0.26	10/25/36	2,565	1,610,271
Series 2006-NC2, Class A4 1,5	0.31	08/25/36	11,510	6,148,500
Series 2006-NC3, Class A4 1,5	0.32	10/25/36	8,956	5,676,399
Series 2006-HE5, Class A3 1,5	0.32	11/25/36	16,184	10,911,641
Series 2005-NC2, Class A4 1,5	0.51	11/25/35	8,562	5,644,329
Mid-State Trust X
Series 10, Class B	7.54	02/15/36	3,571	3,797,706
Nomura Resecuritization Trust
Series 2014-1R, Class 2A6 2,3,8	0.00	02/26/37	40	12
Series 2014-1R, Class 2A11 1,2,3	0.29	02/26/37	15,919	8,341,066
Series 2013-1R, Class 3A12 1,2,3,5	0.32	10/26/36	9,053	6,884,571
Series 2014-6R, Class 5A7 1,2,3	2.56	04/26/37	5,354	3,504,260
Series 2014-2R, Class 1A7 1,2,3	2.66	01/26/36	3,474	2,553,239
RALI Trust
Series 2007-QO3, Class A1 1,5,6	0.32	03/25/47	5,198	4,249,331
Series 2006-QO7, Class 2A1 1,6	0.97	09/25/46	11,383	8,034,557
RBSSP Resecuritization Trust
Series 2009-13, Class 7A2 2,3	5.75	01/26/36	1,500	1,439,679
Residential Asset Securitization Trust
Series 2005-A13, Class 1A1 1	0.86	10/25/35	4,500	3,472,335
RFMSI Trust
Series 2007-S3, Class 1A5 6	5.50	03/25/37	6,253	5,588,815
Securitized Asset Backed Receivables LLC Trust
Series 2006-HE2, Class A2C 1,5	0.31	07/25/36	9,228	5,186,570
Series 2006-NC3, Class A2B 1,5	0.31	09/25/36	8,917	4,564,142
Series 2007-NC1, Class A2B 1,5	0.31	12/25/36	846	483,362
Series 2007-BR4, Class A2B 1,5	0.36	05/25/37	6,923	4,619,069
Series 2007-NC1, Class A2C 1,5	0.37	12/25/36	270	155,524
Series 2007-BR3, Class A2B 1,5	0.38	04/25/37	15,113	10,331,222
Series 2007-BR4, Class A2C 1,5	0.45	05/25/37	7,767	5,231,028
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-OA1, Class A1A 1,6	0.82	02/25/47	6,063	4,989,278
Series 2006-AR8, Class 2A 1,6	0.97	10/25/46	8,659	6,117,230
Series 2006-AR5, Class A1A 1,6	1.11	06/25/46	8,863	7,760,535
Series 2006-AR10, Class 1A2	2.23	09/25/36	3,280	2,982,078
Series 2006-AR12, Class 1A2 1	2.36	10/25/36	798	734,033
Series 2007-HY6, Class 2A1 1,6	2.45	06/25/37	7,739	6,752,613
Series 2006-AR18, Class 3A2 1	3.98	01/25/37	978	904,582
Series 2007-HY5, Class 3A1 1	4.61	05/25/37	2,521	2,408,240
Wells Fargo Mortgage Backed Securities Trust
Series 2005-2, Class 1B1	5.50	04/25/35	7,015	5,635,006
Total Non-Agency Mortgage-Backed Securities				356,935,464
TOTAL RESIDENTIAL MORTGAGE RELATED HOLDINGS
(Cost $352,118,060)				356,935,464

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
COMMERCIAL MORTGAGE RELATED HOLDINGS - 29.0%
Commercial Mortgage-Backed Securities - 27.4%
Banc of America Commercial Mortgage Trust
Series 2006-6, Class AJ	5.42%	10/10/45	$14,010	$14,414,664
Series 2007-3, Class AJ	5.79	06/10/49	5,000	5,164,465
Commercial Mortgage Trust
Series 2014-KYO, Class F 1,2,3	3.65	06/11/27	3,500	3,491,320
Series 2007-C9, Class F	5.99	12/10/49	3,500	3,425,111
Series 2007-C9, Class G 2,3	5.99	12/10/49	5,000	4,884,505
Series 2007-GG11, Class AJ 6	6.05	12/10/49	10,642	11,098,158
Series 2007-GG11, Class B	6.15	12/10/49	3,724	3,326,456
Series 2007-GG11, Class C	6.15	12/10/49	7,380	5,764,688
Del Coronado Trust
Series 2013-HDMZ, Class M 1,2,3	5.15	03/15/18	8,500	8,523,800
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-JWMZ, Class M 1,2,3,5	6.15	04/15/18	9,025	9,090,112
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class D	5.56	02/15/40	8,650	8,479,604
Series 2007-C7, Class AJ 6	6.25	09/15/45	10,000	10,481,510
Series 2007-C7, Class B	6.25	09/15/45	4,000	4,025,800
Morgan Stanley Capital I, Inc.
Series 1998-HF1, Class K 2,3	6.19	03/15/30	3,722	3,632,925
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class AJ 6	5.41	12/15/43	11,500	11,849,565
Series 2007-C33, Class AJ 6	5.94	02/15/51	10,250	10,696,582
Total Commercial Mortgage-Backed Securities				118,349,265
Mezzanine Loans - 1.6%
BOCA Mezzanine	8.16	08/15/15	7,107	7,124,570
TOTAL COMMERCIAL MORTGAGE RELATED HOLDINGS
(Cost $120,266,512)				125,473,835
INTEREST-ONLY SECURITIES - 0.8%
Federal Home Loan Mortgage Corporation Strips
Series 304, Class C60 9	3.50	12/15/42	9,266	2,095,773
Federal National Mortgage Association REMICS
Series 2013-32, Class IG 9	3.50	04/25/33	8,124	1,437,395
TOTAL INTEREST-ONLY SECURITIES
(Cost $3,791,457)				3,533,168
CORPORATE BONDS - 16.0%
Automotive - 0.6%
American Axle & Manufacturing, Inc. 6	6.63	10/15/22	1,300	1,368,250
Chrysler Group LLC 6	8.25	06/15/21	1,000	1,090,000
Total Automotive				2,458,250
Basic Industry - 2.4%
Alpha Natural Resources, Inc. 6	6.25	06/01/21	1,650	959,063
Arch Coal, Inc. 6	7.25	06/15/21	1,750	844,375
Associated Materials LLC 6	9.13	11/01/17	1,100	1,078,000
Cascades, Inc. 4,6	7.88	01/15/20	800	834,000
FMG Resources August 2006 Property Ltd. 2,3,4,6	6.88	04/01/22	1,000	1,017,500
Hexion US Finance Corp. 6	9.00	11/15/20	1,350	1,285,875
INEOS Group Holdings SA 2,3,4,6	6.13	08/15/18	1,350	1,346,625
Trinseo Materials Operating SCA 4,6	8.75	02/01/19	1,238	1,302,995
Xerium Technologies, Inc. 6	8.88	06/15/18	1,400	1,476,999
Total Basic Industry				10,145,432
Capital Goods - 0.6%
AAR Corp. 6	7.25	01/15/22	1,275	1,370,625
Reynolds Group Issuer, Inc. 6	9.00	04/15/19	850	885,063
Tekni-Plex, Inc. 2,3,6	9.75	06/01/19	469	510,038
Total Capital Goods				2,765,726

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Consumer Cyclical - 0.8%
ACCO Brands Corp. 6	6.75%	04/30/20	$1,350	$1,397,250
L Brands, Inc. 6	7.60	07/15/37	900	972,000
New Albertsons, Inc. 6	7.75	06/15/26	850	803,250
Roundy’s Supermarkets, Inc. 2,3,6	10.25	12/15/20	500	462,500
Total Consumer Cyclical				3,635,000
Consumer Non-Cyclical - 0.3%
Post Holdings, Inc. 6	7.38	02/15/22	1,300	1,287,000
Energy - 2.4%
Basic Energy Services, Inc. 6	7.75	02/15/19	1,350	1,397,250
BreitBurn Energy Partners LP 6	7.88	04/15/22	1,325	1,341,563
Calfrac Holdings LP 2,3,6	7.50	12/01/20	1,350	1,410,749
EV Energy Partners LP 6	8.00	04/15/19	1,250	1,293,750
Ferrellgas Partners LP 6	8.63	06/15/20	700	728,000
Global Partners LP 2,3,6	6.25	07/15/22	500	497,500
Key Energy Services, Inc. 6	6.75	03/01/21	1,000	962,500
Linn Energy LLC 6	7.75	02/01/21	1,000	1,007,500
RKI Exploration & Production LLC 2,3,6	8.50	08/01/21	450	464,625
W&T Offshore, Inc. 6	8.50	06/15/19	1,250	1,293,750
Total Energy				10,397,187
Healthcare - 1.6%
CHS/Community Health Systems, Inc. 6	7.13	07/15/20	1,300	1,378,000
DJO Finance LLC 6	9.88	04/15/18	750	785,625
HCA, Inc. 6	5.88	05/01/23	1,350	1,380,375
inVentiv Health, Inc. 2,3,10	10.00	08/15/18	465	430,125
inVentiv Health, Inc. 2,3	11.00	08/15/18	335	269,675
Kindred Healthcare, Inc. 2,3,6	6.38	04/15/22	1,150	1,121,250
Service Corporation International 6	8.00	11/15/21	1,200	1,404,000
Total Healthcare				6,769,050
Media - 1.7%
Cumulus Media Holdings, Inc. 6	7.75	05/01/19	850	871,250
Gannett Company, Inc. 2,3,6	6.38	10/15/23	1,300	1,352,000
iHeart Communications, Inc. 6	9.00	03/01/21	900	895,500
Lamar Media Corp. 2,3,6	5.38	01/15/24	1,350	1,353,375
Mediacom Broadband LLC 6	6.38	04/01/23	1,300	1,326,000
National CineMedia LLC 6	6.00	04/15/22	1,325	1,338,250
Total Media				7,136,375
Services - 3.0%
Avis Budget Car Rental LLC 6	5.50	04/01/23	1,400	1,389,500
Boyd Gaming Corp. 6	9.00	07/01/20	1,300	1,365,000
Casella Waste Systems, Inc. 6	7.75	02/15/19	1,350	1,353,375
Chester Downs & Marina LLC 2,3,6	9.25	02/01/20	1,050	987,000
Iron Mountain, Inc. 6	6.00	08/15/23	1,350	1,383,750
Isle of Capri Casinos, Inc. 6	5.88	03/15/21	850	860,625
MGM Resorts International 6	7.75	03/15/22	1,250	1,390,625
MTR Gaming Group, Inc. 6	11.50	08/01/19	925	1,009,406
Palace Entertainment Holdings LLC 2,3,6	8.88	04/15/17	1,250	1,293,750
PulteGroup, Inc. 6	6.38	05/15/33	1,000	997,500
The ADT Corp. 6	6.25	10/15/21	1,325	1,371,375
Total Services				13,401,906
Technology & Electronics - 0.5%
First Data Corp. 6	11.25	01/15/21	878	999,823
Freescale Semiconductor, Inc. 6	8.05	02/01/20	451	479,188
ION Geophysical Corp. 6	8.13	05/15/18	500	475,000
Total Technology & Electronics				1,954,011

BROOKFIELD MORTGAGE OPPORTUNITY INCOME FUND INC.
Schedule of Investments (Unaudited) (continued)
September 30, 2014
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
CORPORATE BONDS (continued)
Telecommunications - 2.1%
Altice SA 2,3,4,6	7.75%	05/15/22	$400	$413,000
CenturyLink, Inc. 6	7.65	03/15/42	1,000	985,000
Cincinnati Bell, Inc. 6	8.75	03/15/18	638	661,925
Fairpoint Communications, Inc. 2,3,6	8.75	08/15/19	925	968,938
Frontier Communications Corp. 6	7.13	01/15/23	1,350	1,376,999
Intelsat Luxembourg SA 4,6	7.75	06/01/21	650	662,188
Level 3 Financing, Inc. 6	8.63	07/15/20	950	1,028,375
Qwest Capital Funding, Inc. 6	6.88	07/15/28	250	247,513
T-Mobile USA, Inc. 6	6.63	04/01/23	1,350	1,380,374
Wind Acquisition Finance SA 2,3,4,6	7.38	04/23/21	300	301,500
Windstream Corp. 6	7.50	06/01/22	1,000	1,052,500
Total Telecommunications				9,078,312
TOTAL CORPORATE BONDS
(Cost $70,670,202)				69,028,249
			Shares	Value
PREFERRED STOCKS - 3.9%
Finance & Investment - 3.9%
Ally Financial, Inc., 7.00% 2,3			7,500	$7,544,531
Kimco Realty Corp., 6.00%			50,337	1,255,908
Public Storage, 6.00%			200,000	4,986,000
Regency Centers Corp., 6.63%			21,213	545,174
Strategic Hotels & Resorts, Inc., 8.25%			70,976	1,788,595
Weingarten Realty Investors, 6.50%			34,470	868,989
Total Finance & Investment				16,989,197
TOTAL PREFERRED STOCKS
(Cost $16,795,395)				16,989,197
			Principal
	Interest		Amount
	Rate	Maturity	(000s)	Value
SHORT TERM INVESTMENT - 0.2%
United States Treasury Bill 8,11	0.10%	04/02/15	$1,000	$999,784
TOTAL SHORT TERM INVESTMENT
(Cost $999,504)				999,784
Total Investments - 132.5%
(Cost $564,641,130)				572,959,697
Liabilities in Excess of Other Assets - (32.5)%				(140,577,545)
Total Net Assets - 100.0%				$432,382,152

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1	— Variable rate security – Interest rate shown is the rate in effect as of September 30, 2014.
2
— Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2014, the total value of all such securities was $125,260,955 or 29.0% of net assets.

3	— Private Placement.
4	— Foreign security or a U.S. security of a foreign company.
5	— Security is a “step up” bond where the coupon increases or steps up at a predetermined date.
6	— Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
7	— Security is an inverse floating rate bond.
8	— Zero-Coupon - Interest rate represents yield to maturity.
9	— Interest rate is based on the notional amount of the underlying mortgage pools.
10	— Payment in kind security.
11	— Portion or entire principal amount pledged as collateral for futures contracts.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. The broker-dealers or pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the broker-dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the broker-dealers or pricing services utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the trade price as of the close of business on the valuation date. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate.

The fair value of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund’s Board of Directors (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Pursuant to the procedures, securities in the Fund are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers. However, if (i) a market value or price is not readily available, (ii) the available quotations are not believed to be reflective of market value by the Adviser, or (iii) a significant event has occurred that would materially affect the value of the security, the security is fair valued, as determined in good faith, by the Adviser’s Valuation Committee. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. As of September 30, 2014, there were no Fund securities that were fair valued by the Adviser’s Valuation Committee.

The Fund has established methods of fair value measurements in accordance with GAAP. Fair value denotes the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical assets or liabilities
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets or liabilities)

The Adviser’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

Significant increases or decreases in any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Adviser (or its third party service provider, who is subject to oversight by the Adviser), compares daily its prior day prices, prices on comparable securities and sales prices and challenges those prices that either remain unchanged or exceeds certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of
September 30, 2014:

Valuation Inputs	Level 1	Level 2	Level 3 (1)	Total
Residential Mortgage Related Holdings	$-	$-	$356,935,464	$356,935,464
Commercial Mortgage Related Holdings	-	-	125,473,835	125,473,835
Interest-Only Securities	-	3,533,168	-	3,533,168
Corporate Bonds	-	69,028,249	-	69,028,249
Preferred Stocks	16,989,197	-	-	16,989,197
Short Term Investment	999,784	-	-	999,784
Total	$17,988,981	$72,561,417	$482,409,299	$572,959,697

Assets	Level 1	Level 2	Level 3	Total
Other Financial Instruments (2)	$469,240	$-	$-	$469,240
Total Assets - Other Financial Instruments	$469,240	$-	$-	$469,240

(1)
The Fund generally uses evaluated bid prices provided by an independent pricing service on the valuation date as the primary basis for the fair value determinations. These evaluated bid prices are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

(2)	Other financial instruments include exchange traded futures contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Residential Mortgage Related Holdings	Commercial Mortgage Related Holdings	Total
Balance as of June 30, 2014	$334,726,856	$142,858,321	$477,585,177
Accrued Discounts (Premiums)	4,041,356	73,172	4,114,528
Realized Gain (Loss)	1,865,143	289,172	2,154,315
Change in Unrealized Appreciation (Depreciation)	1,588,812	(1,316,520)	272,292
Purchases at cost	41,348,094	9,364,769	50,712,863
Sales proceeds	(26,634,797)	(25,795,079)	(52,429,876)
Balance as of September 30, 2014	$356,935,464	$125,473,835	$482,409,299
Change in unrealized gains or losses relating to assets still held at the reporting date	$1,543,105	$(592,405)	$950,700

The fair value of the Fund’s reverse repurchase agreements, which qualify as financial instruments under FASB Accounting Standards Codification (“ASC”) 820 “Disclosures about Fair Values of Financial Instruments”, approximates the carrying amounts presented below. As of September 30, 2014, this financial instrument is categorized as a Level 2 within the disclosure hierarchy.

For the three months ended September 30, 2014, there was no transfer activity between levels.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at September 30, 2014 was as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$564,641,130	$16,127,068	$(7,808,501)	$8,318,567

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At September 30, 2014, the Fund had the following reverse repurchase agreements outstanding:
Face Value	Description	Maturity Amount
$80,200	JP Morgan Chase, 1.03%, dated 07/16/14, maturity 10/14/14	$80,407
32,064,000	RBC Capital Markets, 0.95%, dated 04/01/14, maturity 10/01/14	32,219,478
545,000	RBC Capital Markets, 0.95%, dated 04/07/14, maturity 10/01/14	547,556
1,086,000	RBC Capital Markets, 0.95%, dated 04/29/14, maturity 10/01/14	1,090,460
866,000	RBC Capital Markets, 0.95%, dated 05/08/14, maturity 10/01/14	869,350
368,000	RBC Capital Markets, 0.95%, dated 05/09/14, maturity 10/01/14	369,414
440,000	RBC Capital Markets, 0.95%, dated 05/28/14, maturity 10/01/14	441,469
376,000	RBC Capital Markets, 0.95%, dated 09/30/14, maturity 10/01/14	376,010
345,000	RBC Capital Markets, 0.95%, dated 09/11/14, maturity 10/08/14	345,247
675,000	RBC Capital Markets, 0.95%, dated 09/11/14, maturity 03/12/15	678,257
20,752,000	RBC Capital Markets, 0.96%, dated 09/12/14, maturity 03/12/15	20,851,787
8,932,000	RBC Capital Markets, 1.48%, dated 08/08/14, maturity 11/10/14	8,966,615
8,036,000	RBC Capital Markets, 1.53%, dated 07/03/14, maturity 01/05/15	8,099,437
4,174,000	RBC Capital Markets, 1.58%, dated 09/11/14, maturity 12/11/14	4,190,719
7,787,000	RBC Capital Markets, 1.63%, dated 07/03/14, maturity 01/05/15	7,852,495
8,087,000	RBC Capital Markets, 1.63%, dated 09/26/14, maturity 03/26/15	8,153,322
17,937,000	RBC Capital Markets, 1.68%, dated 07/17/14, maturity 01/20/15	18,093,195
23,843,000	RBC Capital Markets, 1.68%, dated 08/26/14, maturity 02/26/15	24,047,610
5,157,000	RBC Capital Markets, 1.68%, dated 09/23/14, maturity 02/26/15	5,194,521
24,346,000	RBC Capital Markets, 1.88%, dated 09/24/14, maturity 09/24/15	24,810,481
$165,896,200	Maturity Amount, Including Interest Payable	$167,277,830
	Market Value of Assets Pledged as Collateral for the Reverse Repurchase Agreements	$212,599,740

The average daily balance of reverse repurchase agreements outstanding for the Fund during the three months ended September 30, 2014, was approximately $165,872,308 at a weighted average interest rate of 1.43%.

The maximum amount of reverse repurchase agreements outstanding at any time during the three months was $168,534,200, which was 27.73% of total assets at that time for the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

As of September 30, 2014, the following futures contracts were outstanding.

Short:

Contracts	Type	Expiration Date	Notional at September 30, 2014	Unrealized Appreciation

309	2 Year U.S. Treasury Note	December 2014	$ 67,622,719	$32,538
374	5 Year U.S. Treasury Note	December 2014	44,228,422	200,089
144	10 Year U.S. Treasury Note	December 2014	17,948,250	171,539
28	U.S. Treasury Long Bond	December 2014	3,861,375	65,074

				$469,240

The average notional value of futures contracts outstanding during the three months ended September 30, 2014 was $80,267,391, which represents the volume activity during the period.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brookfield Mortgage Opportunity Income Inc.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Brian F. Hurley
Brian F. Hurley
President and Principal Executive Officer

Date: November 26, 2014

By (Signature and Title)                       /s/ Angela W. Ghantous
Angela W. Ghantous
Treasurer and Principal Financial Officer

Date: November 26, 2014